Financial Instruments And Financial Risk Management - Disclosure of Liability-Classified Warrants Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Expected annual dividend yield	0.00%	0.00%
Share purchase warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Risk-free annual interest rate		0.15%
Expected annual dividend yield		0.00%
Expected stock price volatility		47.30%
Expected life of stock warrants (in years) (less than)		1 year
Forfeiture rate		0.00%
Share price at period end (in dollars per share)		$ 6.62
Strike price at period end (in dollars per share)		9.86